Other Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 11.	Other Accrued Expenses and Other Current Liabilities

	December 31,
	2013	2014
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$8,981	8,911
Payable for purchases of equipment	2,897	2,359
Accrued software maintenance	1,439	1,930
Accrued payroll and related expenses	5,799	6,455
Accrued professional service fee	1,388	970
Warrant obligation	1,255	-
Accrued warranty costs	121	103
Accrued insurance, welfare expenses, etc.	8,186	6,264
	$30,066	26,992

The movement in accrued warranty costs for the years ended December 31, 2012, 2013 and 2014 is as follows:

Period	Balance at beginning of year	Additions charged to expense	Amounts utilized	Balance at end of year
	(in thousands)

Year 2012	$78	856	(737)	197
Year 2013	$197	364	(440)	121
Year 2014	$121	355	(373)	103